As filed with the Securities and Exchange

Commission on December 18, 2019

1933 Act File No. 333-126293

1940 Act File No. 811-21779

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

PRE-EFFECTIVE AMENDMENT NO. ☐

POST-EFFECTIVE AMENDMENT NO. 218

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

AMENDMENT NO. 220

(CHECK APPROPRIATE BOX OR BOXES)

JOHN HANCOCK FUNDS II

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

200 BERKELEY STREET

BOSTON, MASSACHUSETTS 02116

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE

(800) 225-5291

CHRISTOPHER SECHLER, ESQ.

200 BERKELEY STREET

BOSTON, MASSACHUSETTS 02116

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF COMMUNICATIONS TO:

MARK P. GOSHKO, ESQ.

K&L GATES LLP

ONE LINCOLN STREET

BOSTON, MASSACHUSETTS 02111-2950

TITLE OF SECURITIES BEING REGISTERED: Shares of beneficial interest ($0.00 par value) of the Registrant.

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☑	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to Absolute Return Currency Fund, Diversified Strategies Fund, Fundamental All Cap Core Fund, Multi-Asset Absolute Return Fund, and Short Duration Credit Opportunities Fund and is not intended to amend or supersede any prior filing relating to other series of the Registrant.

TABLE OF CONTENTS

SIGNATURES

Exhibit Index

EX-101 INSTANCE DOCUMENT

EX-101 SCHEMA DOCUMENT

EX-101 CALCULATION LINKBASE DOCUMENT

EX-101 DEFINITION LINKBASE DOCUMENT

EX-101 LABELS LINKBASE DOCUMENT

EX-101 PRESENTATION LINKBASE DOCUMENT

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 18th day of December, 2019.

John Hancock Funds II
By:	/s/ Andrew G. Arnott
Name:	Andrew G. Arnott
Title:	President and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Andrew G. Arnott	President and Trustee	December 18, 2019
Andrew G. Arnott

/s/ Charles A. Rizzo	Chief Financial Officer	December 18, 2019
Charles A. Rizzo	(Principal Financial Officer and Principal Accounting Officer)

/s/ Charles L. Bardelis *	Trustee	December 18, 2019
Charles L. Bardelis

/s/ James R. Boyle *	Trustee	December 18, 2019
James R. Boyle

/s/ Peter S. Burgess *	Trustee	December 18, 2019
Peter S. Burgess

/s/ William H. Cunningham *	Trustee	December 18, 2019
William H. Cunningham

/s/ Grace K. Fey *	Trustee	December 18, 2019
Grace K. Fey

/s/ Marianne Harrison *	Trustee	December 18, 2019
Marianne Harrison

/s/ Deborah C. Jackson *	Trustee	December 18, 2019
Deborah C. Jackson

/s/ Hassell H. McClellan *	Trustee	December 18, 2019
Hassell H. McClellan

/s/ James M. Oates *	Trustee	December 18, 2019
James M. Oates

/s/ Steven R. Pruchansky *	Trustee	December 18, 2019
Steven R. Pruchansky

/s/ Gregory A. Russo *	Trustee	December 18, 2019
Gregory A. Russo

*By:	Power of Attorney

	/s/ Harsha Pulluru	December 18, 2019
Harsha Pulluru
Attorney-in-Fact

*Pursuant to Power of Attorney filed herewith, and Power of Attorney previously filed with Post-Effective Amendment No. 212 to the Trust’s Registration Statement on December 21, 2018

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document